INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
"Approved Enterprise" tax rate	26.50%
Tax exempt period, "Approved Enterprise" entities	2 years
Tax reduction period, "Approved Enterprise" entities	5 years
Tax reduction period, extension for "Foreign Investors Company"	3 years
Dividend distributions, income tax withholding, percentage	15.00%
Percent of "Approved Enterprise" income to be derived from export	25.00%
Israeli statutory tax rate	26.50%	26.50%	25.00%
Reduction of the corporate tax rate	25.00%
Tax rate, percent	35.00%
Israeli resident corporation [Member]
Income Tax [Line Items]
Dividend distributions, income tax withholding, percentage	0.00%
Israeli Tax Authority [Member]
Income Tax [Line Items]
Israeli statutory tax rate	16.00%	16.00%
Net operating loss carryforwards	$ 109,146
Foreign Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforwards	$ 33,499
2014 and thereafter [Member] | Israeli resident individual [Member]
Income Tax [Line Items]
Dividend distributions, income tax withholding, percentage		20.00%
2014 and thereafter [Member] | Non-Israeli resident [Member]
Income Tax [Line Items]
Dividend distributions, income tax withholding, percentage		20.00%
Commencement of Production [Member]
Income Tax [Line Items]
Period of tax benefits, limitation of use	12 years
Approval Date [Member]
Income Tax [Line Items]
Period of tax benefits, limitation of use	14 years
Development Area A [Member] | Israeli Tax Authority [Member]
Income Tax [Line Items]
Israeli statutory tax rate	9.00%	9.00%
Minimum [Member]
Income Tax [Line Items]
Foreign Investors Company Tax Rate	10.00%
Minimum [Member] | Effective January 4, 2016 [Member]
Income Tax [Line Items]
Reduction of the corporate tax rate	25.00%
Maximum [Member]
Income Tax [Line Items]
Foreign Investors Company Tax Rate	25.00%
Maximum [Member] | Effective January 4, 2016 [Member]
Income Tax [Line Items]
Reduction of the corporate tax rate	26.50%